Non-Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Summary of Non-Current Assets - Prepayments

	June 30, 2024	June 30, 2023

	US$	US$
Prepayments	466,701	53,535
Total non-current prepayments	466,701	53,535